Filed pursuant to Rule 497(k)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Mid Cap Fund (the “Fund”)

SUPPLEMENT DATED 18 NOVEMBER 2024 TO THE
FUND’s SUMMARY prospectus
current as of the date hereof

Effective 1 January 2025, the table under the subheading “Portfolio Management” on page 4 of the Fund’s summary prospectus is updated to reflect the change in title for Matthew H. Kamm and Jason L. White each to Managing Director and Co-Lead Portfolio Manager, Artisan Partners.

Please Retain This Supplement for Future Reference